Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions	Share capital	Share issue premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested non-restricted equity	Retained earnings/(Accumulated deficit)	Equity holders of the parent	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2019	€ 246	€ 427	€ (352)	€ (372)	€ 1,382	€ 15,607	€ (1,613)	€ 15,325	€ 76	€ 15,401
Profit/(loss) for the year							(2,523)	(2,523)	7	(2,516)
Other comprehensive (loss)/income				(922)	528		3	(391)	(1)	(392)
Total comprehensive income/(loss) for the year				(922)	528		(2,520)	(2,914)	6	(2,908)
Share-based payments		76						76		76
Excess tax benefit on share-based payments		2						2		2
Settlement of share-based payments		(62)				49		(13)		(13)
Dividends									(5)	(5)
Acquisition of non-controlling interests							(10)	(10)		(10)
Investment in subsidiary by non-controlling interest									2	2
Other movements				(1)				(1)	1
Total transactions with owners		16		(1)		49	(10)	54	(2)	52
Balance as of end of the year at Dec. 31, 2020	246	443	(352)	(1,295)	1,910	15,656	(4,143)	12,465	80	12,545
Profit/(loss) for the year							1,623	1,623	22	1,645
Other comprehensive (loss)/income				899	2,309		(17)	3,191	7	3,198
Total comprehensive income/(loss) for the year				899	2,309		1,606	4,814	29	4,843
Share-based payments		108						108		108
Settlement of share-based payments		(97)				70		(27)		(27)
Dividends									(7)	(7)
Total transactions with owners		11				70		81	(7)	74
Balance as of end of the year at Dec. 31, 2021	246	454	(352)	(396)	4,219	15,726	(2,537)	17,360	102	17,462
Profit/(loss) for the year							4,250	4,250	9	4,259
Other comprehensive (loss)/income				565	(314)		(1)	250	(1)	249
Total comprehensive income/(loss) for the year				565	(314)		4,249	4,500	8	4,508
Share-based payments		149						149		149
Settlement of share-based payments		(100)				73		(27)		(27)
Acquisition of treasury shares			(300)			(12)		(312)		(312)
Cancellation of treasury shares			300			(300)
Dividends							(337)	(337)	(17)	(354)
Total transactions with owners		49				(239)	(337)	(527)	(17)	(544)
Balance as of end of the year at Dec. 31, 2022	€ 246	€ 503	€ (352)	€ 169	€ 3,905	€ 15,487	€ 1,375	€ 21,333	€ 93	€ 21,426